NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

The Company has the following notes payable outstanding:

	December 31, 2024	December 31, 2023

Note payable, interest at 8% or 20% (if default), matured January 5, 2020, in default	$45,000	$45,000
Other, due on demand, interest at 6%, currently in default	50,000	50,000
Note payable $750,000 face value, interest at 12% or 24% (if default), matured August 24, 2021, in default	375,000	375,000
Note payable $389,423 face value, interest at 15%, matures November 6, 2025, net of discount of $48,259 (2024) and $105,220 (2023)	341,164	284,203
Note payable $1,000,000 face value, interest at 12% or 24% (if default), matured November 13, 2021, in default	1,000,000	1,000,000
Note payable $2,200,000 face value, interest at 15%, matured October 31, 2024, net of discount of $0 (2024) and $141,667 (2023), in default	2,200,000	2,058,333
Note payable $11,110,000 face value, interest at 15%, matured October 31, 2024, net of discount of $0 (2024) and $708,333 (2023), in default	11,110,000	10,401,667
Note payable $3,300,000 face value, interest at 15%, matured October 31, 2024, net of discount of $0 (2024) and $212,500 (2023), in default	3,300,000	3,087,500
Note payable $3,020,000 face value, matured March 31, 2023, in default	1,820,000	1,820,000
Sub-total notes payable, net of discount	20,241,164	19,121,703
Less long-term portion, net of discount	-	284,203
Current portion of notes payable, net of discount	$20,241,164	$18,837,500